SUBSIDIAIRIES AND ASSOCIATES (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ello communications S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	60.00%	60.00%
Proportion of voting rights held by non-controlling interests	60.00%	60.00%
Sitel S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	66.70%	66.70%
Proportion of voting rights held by non-controlling interests	66.70%	66.70%
Sunrise Financing Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Sunrise FinCo I B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Sunrise FinCo II B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Sunrise GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Sunrise HoldCo I B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Sunrise HoldCo II B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Sunrise HoldCo III B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Sunrise HoldCo IV B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Sunrise HoldCo V B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	0.00%
Proportion of voting rights held by non-controlling interests	100.00%	0.00%
Sunrise HoldCo VI B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	0.00%
Proportion of voting rights held by non-controlling interests	100.00%	0.00%
Sunrise Portugal S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Swiss Open Fiber AG
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Télédistal S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	38.90%	38.90%
Proportion of voting rights held by non-controlling interests	38.90%	38.90%
Télévaux S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	80.00%	80.00%
Proportion of voting rights held by non-controlling interests	80.00%	80.00%
UPCB Finance VII Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Proportion of voting rights held by non-controlling interests	0.00%	0.00%
CH Media TV AG
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%	20.00%
Proportion of voting rights held in associate	20.00%	20.00%
ITV Betriebsgesellschaft GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%	50.00%
Proportion of voting rights held in associate	50.00%	50.00%
Naxoo S.A
Disclosure of associates [line items]
Proportion of ownership interest in associate	48.90%	48.90%
Proportion of voting rights held in associate	48.90%	48.90%
REGIONALE GEMEINSCHAFTSANTENNEN-ANLAGE SPIEZ AG REGAS
Disclosure of associates [line items]
Proportion of ownership interest in associate	30.00%	30.00%
Proportion of voting rights held in associate	30.00%	30.00%
Swiss-Ski Store GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%	0.00%
Proportion of voting rights held in associate	50.00%	0.00%
TELDAS GmbH
Disclosure of associates [line items]
Proportion of ownership interest in associate	23.00%	23.00%
Proportion of voting rights held in associate	23.00%	23.00%